INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights And Cdo Servicing Rights Tables
Schedule of Excess Mortgage Servicing Rights (MSRs)
The following is a summary of Newcastle’s Excess MSRs:

	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
MSR Pool 1 - Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
MSR Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
MSR Pool 2 - Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
MSR Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
MSR Pool 3 - Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
MSR Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
MSR Pool 4 - Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
MSR Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
MSR Pool 5 - Recapture Agreement		8,493	4,652	17.5%	11.7	(3,841)
	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

	December 31, 2011					Year Ended December 31, 2011
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168

MSR Pool 1 - Recapture Agreement	—	6,135	6,334	20.0%	10.3	199
	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
(D)	The portion of the change in fair value of the Recapture Agreement relating to loans recaptured to date is reflected in the respective pool.

Schedule of the Geographic Distribution of the Residential Mortgage Loans for which Excess MSRs are held
The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs:

Percentage of Total Outstanding Unpaid Principal Amount (A)
December 31, 2012		December 31, 2011

State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%
	100.0%		100.0%